Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Useful lives of Property, Plant and Equipment

Range
Buildings and building improvements	5 to 40
Leasehold improvements	5 to 10 or life of the lease (whichever is shorter)
Racking	1 to 20 or life of the lease (whichever is shorter)
Warehouse equipment/vehicles	1 to 10
Furniture and fixtures	3 to 10
Computer hardware and software	2 to 5

Property, Plant and Equipment at cost

	December 31,
	2013	2014
Land	$ 203,423	$ 205,463
Buildings and building improvements	1,283,458	1,409,330
Leasehold improvements	499,906	467,176
Racking	1,536,212	1,559,383
Warehouse equipment/vehicles	365,171	341,393
Furniture and fixtures	53,590	53,189
Computer hardware and software	511,927	501,882
Construction in progress	177,380	130,889
	$ 4,631,067	$ 4,668,705

Loss of disposal/write-down of property, plant and equipment (excluding real estate)

	Year Ended December 31,
	2012	2013	2014
North American Records and Information Management Business	$—	$ 800	$ 1,000
North American Data Management Business	—	—	—
Western European Business	—	—	300
Other International Business	—	—	—
Corporate and Other Business	1,110	300	—
	$ 1,110	$ 1,100	$ 1,300

Reconciliation of liabilities for asset retirement obligations (included in other long-term liabilities)

	December 31,
	2013	2014
Asset Retirement Obligations, beginning of the year	$ 10,982	$ 11,809
Liabilities Incurred	480	1,366
Liabilities Settled	(687)	(1,199)
Accretion Expense	1,123	1,121
Foreign Currency Exchange Movement	(89)	(200)
Asset Retirement Obligations, end of the year	$ 11,809	$ 12,897

Schedule of carrying value of goodwill, net for each of the reporting units

Carrying Value as of December 31, 2013
North America	$ 1,849,440
Western Europe	375,954
Emerging Markets(1)	88,599
Latin America	93,149
Asia Pacific	56,210
Emerging Market Joint Ventures	—
Total	$ 2,463,352

(1)

As of December 31, 2013, the goodwill associated with our operations in Austria and Switzerland was included in the Emerging Markets reporting unit. Beginning January 1, 2014, the goodwill associated with our operations in Austria and Switzerland is included in the New Western Europe reporting unit (defined below).

Carrying Value as of December 31, 2014
North American Records and Information Management	$ 1,397,484
Intellectual Property Management	38,491
Fulfillment Services	3,247
North American Data Management	375,957
Emerging Businesses	—
New Western Europe	354,049
New Emerging Markets	87,408
Latin America	107,240
Australia and Singapore	55,779
Greater China	3,500
India	—
Russia, Ukraine and Denmark	628
Total	$ 2,423,783

Schedule of changes in the carrying value of goodwill attributable to each reportable operating segment

	North American Records and Information Management Business	North American Data Management Business	Western European Business	Other International Business	Total Consolidated
Gross Balance as of December 31, 2012	$ 1,602,824	$ 421,147	435,834	$ 195,694	$ 2,655,499
Deductible goodwill acquired during the year	40,046	10,011	-	13,983	64,040
Non-deductible goodwill acquired during the year	34,066	8,517	1,172	33,957	77,712
Fair value and other adjustments(1)	7,144	1,786	188	(596)	8,522
Currency effects	(12,153)	(3,038)	10,012	(16,909)	(22,088)
Gross Balance as of December 31, 2013	1,671,927	438,423	447,206	226,129	2,783,685
Deductible goodwill acquired during the year	7,745	1,936	-	30,117	39,798
Non-deductible goodwill acquired during the year	7,045	—	3,405	33,869	44,319
Allocated to divestiture (see Note 16)	—	—	(4,032)	(3,718)	(7,750)
Fair value and other adjustments(2)	(26,898)	(6,724)	-	(386)	(34,008)
Currency effects	(14,610)	(3,653)	(34,257)	(31,305)	(83,825)
Gross Balance as of December 31, 2014	$ 1,645,209	$ 429,982	$ 412,322	$ 254,706	$ 2,742,219
Accumulated Amortization Balance as of December 31, 2012	$ 207,309	$ 54,355	$ 58,905	$ 171	$ 320,740
Currency effects	(603)	(151)	348	(1)	(407)
Accumulated Amortization Balance as of December 31, 2013	206,706	54,204	59,253	170	320,333
Currency effects	(719)	(179)	(980)	(19)	(1,897)
Accumulated Amortization Balance as of December 31, 2014	$ 205,987	$ 54,025	58,273	$ 151	$ 318,436
Net Balance as of December 31, 2013	$ 1,465,221	$ 384,219	$ 387,953	$ 225,959	$ 2,463,352
Net Balance as of December 31, 2014	$ 1,439,222	$ 375,957	$ 354,049	$ 254,555	$ 2,423,783
Accumulated Goodwill Impairment Balance as of December 31, 2013	$ 85,909	$—	$ 46,500	$—	$ 132,409
Accumulated Goodwill Impairment Balance as of December 31, 2014	$ 85,909	$—	$ 46,500	$—	$ 132,409

(1)

Total fair value and other adjustments primarily include $8,446 in net adjustments to property, plant and equipment, net, customer relationships and deferred income taxes, as well as $76 of cash paid related to acquisitions made in previous years.

(2)

Total fair value and other adjustments primarily include $(32,265) in net adjustments to deferred income taxes and $(443) related to property, plant and equipment and other assumed liabilities, as well as $(1,300) of cash received related to certain 2013 acquisitions.

Schedule of gain on sale of real estate, from the sale of buildings in the United Kingdom

	Year Ended December 31,
	2012	2013	2014
Gain on sale of real estate	$ 261	$ 1,847	$ 10,512
Tax effect on gain on sale of real estate	(55)	(430)	(2,205)
Gain on sale of real estate, net of tax	$ 206	$ 1,417	$ 8,307

Gross carrying amount and accumulated amortization

	December 31,
Gross Carrying Amount	2013	2014
Customer relationship and acquisition costs	$ 879,378	$ 904,866
Other intangible assets (included in other assets, net)	9,475	10,630
Accumulated Amortization

Customer relationship and acquisition costs	$ 273,894	$ 297,029
Other intangible assets (included in other assets, net)	7,305	8,608

Amortization expense

	Year Ended December 31,
	2012	2013	2014
Customer relationship and acquisition costs:
Amortization expense included in depreciation and amortization	$ 34,806	$ 37,725	$ 46,733
Amortization expense offsetting revenues	10,784	11,788	11,715
Other intangible assets:
Amortization expense included in depreciation and amortization	940	1,456	1,853

Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
	Estimated Amortization
	Included in Depreciation and Amortization	Charged to Revenues
2015	$ 48,230	$ 7,748
2016	48,040	6,073
2017	47,192	4,280
2018	46,389	2,838
2019	45,189	1,554

Estimated amortization expense for deferred financing coss for the next five succeeding fiscal years
Estimated Amortization of Deferred Financing Costs
2015	$ 7,702
2016	6,874
2017	5,714
2018	5,683
2019	4,966

Components of prepaid expenses
	December 31,
	2013	2014
Income tax receivable	$ 31,915	$ 41,559
Other	112,886	97,910
Prepaid expenses	$ 144,801	$ 139,469

Components of accrued expenses

	December 31,
	2013	2014
Interest	$ 71,971	$ 69,525
Payroll and vacation	91,519	75,050
Incentive compensation	58,562	66,552
Dividend	55,142	6,182
Self-insured liabilities (Note 10.b.)	32,850	33,381
Other	151,294	153,795
Accrued expenses	$ 461,338	$ 404,485

Stock-based compensation expense for Employee Stock-Based Awards related to continuing operations

	Year Ended December 31,
	2012	2013	2014
Cost of sales (excluding depreciation and amortization)	$ 1,392	$ 293	$ 680
Selling, general and administrative expenses	28,968	30,061	28,944
Total stock-based compensation	$ 30,360	$ 30,354	$ 29,624

Summary of the weighted average assumptions used for stock option grants
Weighted Average Assumptions	2012	2013	2014
Expected volatility	33.8%	33.8%	34.0%
Risk-free interest rate	1.24%	1.13%	2.04%
Expected dividend yield	3%	3%	4%
Expected life	6.3 years	6.3 years	6.7 years

Summary of stock option activity

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	5,145,739	$ 24.09
Granted	576,174	31.00
Adjustment associated with special dividend	360,814	N/A
Exercised	(2,223,012)	23.15
Forfeited	(180,335)	24.13
Expired	(1,134)	30.13
Outstanding at December 31, 2014	3,678,246	$ 23.37	5.17	$ 56,248
Options exercisable at December 31, 2014	2,643,384	$ 21.97	4.08	$ 44,116
Options expected to vest	986,850	$ 26.90	7.94	$ 11,603

Aggregate intrinsic value of stock options exercised
	Year Ended December 31,
	2012	2013	2014
Aggregate intrinsic value of stock options exercised	$ 15,859	$ 11,024	$ 23,178

Summary of restricted stock and RSU activity

	Restricted Stock and RSUs	Weighted- Average Grant-Date Fair Value
Non-vested at December 31, 2013	1,435,230	$ 29.76
Granted	902,702	29.73
Vested	(721,533)	31.24
Forfeited	(210,830)	31.14
Non-vested at December 31, 2014	1,405,569	$ 28.78

Summary of Performance Unit (PU) activity

	Original PU Awards	PU Adjustment(1)	Total PU Awards	Weighted- Average Grant-Date Fair Value
Non-vested at December 31, 2013	334,548	(23,732)	310,816	$ 33.18
Granted	225,429	(49,776)	175,653	26.82
Vested	(68,389)	(9,101)	(77,490)	31.85
Forfeited	(29,922)	—	(29,922)	29.44
Non-vested at December 31, 2014	461,666	(82,609)	379,057	$ 30.80

(1)

Represents an increase or decrease in the number of original PUs awarded based on either (a) the final performance criteria achievement at the end of the defined performance period of such PUs or (b) a change in estimated awards based on the forecasted performance against the predefined targets.

Calculation of basic and diluted net income (loss) per share attributable to the entity

	Year Ended December 31,
	2012	2013	2014
Income (loss) from continuing operations	$ 182,707	$ 99,161	$ 328,955
Total (loss) income from discontinued operations (see Note 14)	$ (8,659)	$ 831	$ (209)
Net income (loss) attributable to Iron Mountain Incorporated	$ 170,922	$ 96,462	$ 326,119
Weighted-average shares—basic	173,604,000	190,994,000	195,278,000
Effect of dilutive potential stock options	914,308	995,836	913,926
Effect of dilutive potential restricted stock, RSUs and PUs	349,128	422,045	557,269
Weighted-average shares—diluted	174,867,436	192,411,881	196,749,195
Earnings (losses) per share—basic:
Income (loss) from continuing operations	$ 1.05	$ 0.52	$ 1.68
Total (loss) income from discontinued operations (see Note 14)	$ (0.05)	$—	$—
Net income (loss) attributable to Iron Mountain Incorporated—basic	$ 0.98	$ 0.51	$ 1.67
Earnings (losses) per share—diluted:
Income (loss) from continuing operations	$ 1.04	$ 0.52	$ 1.67
Total (loss) income from discontinued operations (see Note 14)	$ (0.05)	$—	$—
Net income (loss) attributable to Iron Mountain Incorporated—diluted	$ 0.98	$ 0.50	$ 1.66
Antidilutive stock options, RSUs and PUs, excluded from the calculation	1,286,150	903,416	872,039

Roll forward of allowance for doubtful accounts and credit memo reserves

Year Ended December 31,	Balance at Beginning of the Year	Credit Memos Charged to Revenue	Allowance for Bad Debts Charged to Expense	Other(1)	Deductions(2)	Balance at End of the Year
2012	$ 23,277	$ 39,723	$ 8,323	$ 977	$ (47,091)	$ 25,209
2013	25,209	49,483	11,321	3,612	(54,980)	34,645
2014	34,645	47,137	14,209	(572)	(63,278)	32,141

(1)	Primarily consists of recoveries of previously written-off accounts receivable, allowances of businesses acquired and the impact associated with currency translation adjustments.

(2)	Primarily consists of the issuance of credit memos and the write-off of accounts receivable.

Assets and liabilities carried at fair value measured on a recurring basis

		Fair Value Measurements at December 31, 2013 Using
Description	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Money Market Funds(1)	$ 33,860	$—	$ 33,860	$—
Time Deposits(1)	2,753	—	2,753	—
Trading Securities	13,386	12,785(2)	601(1)	—
Derivative Assets(3)	72	—	72	—
Derivative Liabilities(3)	5,592	—	5,592	—

		Fair Value Measurements at December 31, 2014 Using
Description	Total Carrying Value at December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Money Market Funds(1)	$ 36,828	$—	$ 36,828	$—
Time Deposits(1)	16,204	—	16,204	—
Trading Securities	13,172	12,428(2)	744(1)	—
Derivative Liabilities(3)	2,411	—	2,411	—

(1)	Money market funds and time deposits (including certain trading securities) are measured based on quoted prices for similar assets and/or subsequent transactions.

(2)	Securities are measured at fair value using quoted market prices.

(3)

Our derivative assets and liabilities primarily relate to short- term (six months or less) foreign currency contracts that we have entered into to hedge certain of our intercompany exposures, as more fully disclosed at Note 3. We calculate the fair value of such forward contracts by adjusting the spot rate utilized at the balance sheet date for translation purposes by an estimate of the forward points observed in active markets.

Schedule of changes in accumulated other comprehensive items, net

	Foreign Currency Translation Adjustments	Market Value Adjustments for Securities	Total
Balance as of December 31, 2012	$ 20,314	$—	$ 20,314
Other comprehensive (loss) income:
Foreign currency translation adjustments	(29,900)	—	(29,900)
Market value adjustments for securities	—	926	926
Total other comprehensive (loss) income	(29,900)	926	(28,974)
Balance as of December 31, 2013	$ (9,586)	$ 926	$ (8,660)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(66,424)	—	(66,424)
Market value adjustments for securities	—	53	53
Total other comprehensive (loss) income	(66,424)	53	(66,371)
Balance as of December 31, 2014	$ (76,010)	$ 979	$ (75,031)

Other expense (income), net

	Year Ended December 31,
	2012	2013	2014
Foreign currency transaction losses (gains), net	$ 10,223	$ 36,201	$ 58,316
Debt extinguishment expense, net	10,628	43,724	16,495
Other, net	(4,789)	(4,723)	(9,624)
	$ 16,062	$ 75,202	$ 65,187

Schedule of effect of the immaterial restatement to certain line items

The following table sets forth the effect of the immaterial restatement to certain line items of our Consolidated Statements of Operations for the years ended December 31, 2012 and 2013:

Year Ended December 31,
	2012	2013
Storage Rental	$—	$—
Service	(1,300)	(1,300)
Total Revenues	$ (1,300)	$ (1,300)
Operating (Loss) Income	$ (1,300)	$ (1,300)
(Loss) Income from Continuing Operations before Provision (Benefit) for Income Taxes and (Gain) Loss on Sale of Real Estate	$ (1,300)	$ (1,300)
(Benefit) Provision for Income Taxes	$ (514)	$ (500)
(Loss) Income from Continuing Operations	$ (786)	$ (800)
Net (Loss) Income	$ (786)	$ (800)
Net (Loss) Income Attributable to Iron Mountain Incorporated	$ (786)	$ (800)
Earnings (Losses) per Share-Basic:
(Loss) Income from Continuing Operations	$ (0.00)	$ (0.00)
Net (Loss) Income Attributable to Iron Mountain Incorporated	$ (0.00)	$ (0.00)
Earnings (Losses) per Share-Diluted:
(Loss) Income from Continuing Operations	$ (0.00)	$ (0.00)
Net (Loss) Income Attributable to Iron Mountain Incorporated	$ (0.00)	$ (0.00)

The following table sets forth the effect of the immaterial restatement to certain line items of our Consolidated Balance Sheet as of December 31, 2013:

December 31, 2013
Deferred Revenue	$ 10,000
Total Current Liabilities	$ 10,000
Deferred Income Tax Liabilities	$ (3,900)
Earnings in excess of distributions (Distributions in excess of earnings)	$ (6,100)
Total Iron Mountain Incorporated Stockholders’ Equity	$ (6,100)
Total Equity	$ (6,100)